Organization and Business Description	6 Months Ended
Mar. 31, 2024
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

Note 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Golden Sun Health Technology Group Limited (“Golden Sun”), is an exempted company that was incorporated under the laws of Cayman Islands on September 20, 2018 that serves as a holding company with no material operations of its own. Golden Sun, through its subsidiaries in the People’s Republic of China (“China” or “PRC”) (the PRC subsidiaries and Golden Sun collectively, the “Company”), is primarily engaged in the provision of education and management services in the PRC. The Company offers foreign language tutorial services and other education training management services. Beginning in late 2023, the Company initiated a strategic expansion and transition into the wellness and e-commerce industries and for those purposes has established a wholly-owned subsidiary, Zhejiang Golden Sun Selection Technology Co., Ltd    on November 17, 2023.

As of March 31, 2024, the Company’s subsidiaries are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities

Hong Kong Jintaiyang International Education Holding Group Limited (“Golden Sun Hong Kong”)	June 23, 2017	Hong Kong, PRC	100%	Investment Holding
CF (HK) Health Technology Limited (“CF (HK)”)	April 3, 2023	Hong Kong, PRC	100%	Investment Holding
Zhejiang Golden Sun Education Technology Group Co., Ltd. (“Golden Sun Wenzhou” or “WFOE”)	October 24, 2018	PRC	100%	Education and management service
Wenzhou City Ouhai District Yangfushan Culture Tutorial School (“Yangfushan Tutorial”)	May 5, 2008	PRC	100%	Tutorial service
Shanghai Golden Sun Gongyu Education Technology Co., Ltd. (“Gongyu Education”)	September 15, 2017	PRC	100%	Education and management service
Xianjin Technology Development Co., Ltd. (“Xianjin Technology”)	February 20, 2012	PRC	85%	Education service
Shanghai Zhouzhi Culture Development Co., Ltd (“Zhouzhi Culture”)	December 11, 2012	PRC	100%	Tutorial service
Hangzhou Jicai Tutorial School Co., Ltd (“Hangzhou Jicai”)	April 10, 2017	PRC	100%	Tutorial service
Shanghai Yangpu District Jicai Tutorial School (“Shanghai Jicai”) *	March 13, 2001	PRC	100%	Tutorial service
Shanghai Hongkou Practical Foreign Language School (“Hongkou Tutorial”) **	February 6, 2004	PRC	76.5%	Tutorial service
Wenzhou Lilong Logistics Services Co., Ltd. (“Lilong Logistics”)	December 17, 2019	PRC	100%	Education logistics and accommodation service
Shanghai Qinshang Education Technology Co., Ltd (“Qinshang Education”)	December 12, 2019	PRC	100%	Educational training service
Shanghai Fuyouyuan Health Technology Co., Ltd, (“Fuyouyuan”)	March 7, 2023	PRC	52%	Health business
Shanghai Jinheyu Biotechnology Co., Ltd. (“Shanghai Jinheyu”)	August 15, 2023	PRC	51%	Health business
Zhejiang Golden Sun Selection Technology Co., Ltd	November 17, 2023	PRC	100%	E-commerce service

*	Due to the fact that Shanghai Jicai had no business activities, the Board of Directors approved to close Shanghai Jicai on September 7, 2023. This closure did not represent a strategic shift and had no significant effect on the Company’s operations and financial results; therefore, no discontinued operations were presented.
**	On November 20, 2023, Xianjin Technology injected paid-in-capital of $69,249 (RMB500,000) to exchange 10% equity interests from the non-controlling shareholder of Hongkou Tutorial. After this injection, Xianjin Technology holds 90% equity interests in Hongkou Tutorial.

As described below, the Company, through a series of transactions which were accounted for as a reorganization of entities under a common control (the “Reorganization”), became the ultimate parent of its subsidiaries. The Company’s Chief Executive Officer, Mr. Xueyuan Wen (the “CEO”), who is also the Chairman of the Board of Directors of the Company, is the ultimate controlling shareholder of the Company.